Property, Plant and Equipment and Intangible Assets - Additional Information (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($) Vessel ExpeditionShips OceanShips
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	90
Number of ocean ships | OceanShips	12
Number of expedition ships | ExpeditionShips	2
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	60
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	12
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	15
Additions to property, plant and equipment | $	$ 22.3
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	3
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction | $	$ 75.7
River vessels - Delivery Viking Hathor and Viking Sobek
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment | $	$ 41.5
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels	1
Ocean and Expedition Ships & Equipment | Viking Yidun
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment capitalized amount related to purchase | $	$ 408.6